Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Employee related payables	$ 3,748,750	$ 2,225,906
Accrued expenses	14,028,385	5,694,788
VAT, duty and excise tax liability	122,573	1,557,733
Other	2,575,083	35,505
Total	$ 20,474,791	$ 9,513,932